Performance Management - The Investment House Growth Fund	Nov. 19, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Summary
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for the last ten years, and by showing how the Fund’s average annual total returns for 1 year, 5 years, 10 years, and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 888-456-9518.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for the last ten years, and by showing how the Fund’s average annual total returns for 1 year, 5 years, 10 years, and since inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date return through September 30, 2025 was 9.07%

During the period shown in the bar chart, the highest return for a quarter was 30.61% during the quarter ended June 30, 2020 and the lowest return for a quarter was -23.29% during the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	30.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(23.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (12/28/01)
THE INVESTMENT HOUSE GROWTH FUND
Return Before Taxes	31.44%	16.01%	14.56%	10.66%
Return After Taxes on Distributions	31.44%	15.98%	14.20%	10.47%
Return After Taxes on Distributions and Sale of Fund Shares	18.61%	12.95%	12.12%	9.37%

STANDARD & POOR’S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	9.39%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	888-456-9518